UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    April 26, 2012
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  45
                                                 --------------------
Form 13F Information Table Value Total:               $175,581
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 3.31.12

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	27965	46643	SH	SOLE	NONE	0	0	46643
GOOGLE INC		COM	38259P508	12958	20207	SH	SOLE	NONE	0	0	20207
CHEVRON CORP		COM	166764100	11869	110708	SH	SOLE	NONE	0	0	110708
IBM			COM	459200101	8091	38778	SH	SOLE	NONE	0	0	38778
EXXON MOBIL		COM	30231G102	7149	82428	SH	SOLE	NONE	0	0	82428
CHESAPEAKE ENERGY	COM	165167107	5878	253705	SH	SOLE	NONE	0	0	253705
J.P. MORGAN CHASE & CO.	COM	46625h100	5764	125356	SH	SOLE	NONE	0	0	125356
COCA COLA		COM	191216100	5711	77165	SH	SOLE	NONE	0	0	77165
TARGET CORP		COM	8.76E+110	5667	97260	SH	SOLE	NONE	0	0	97260
GLD: GOLD INDEX		COM	863307104	5478	33787	SH	SOLE	NONE	0	0	33787
JOHNSON & JOHNSON	COM	478160104	5398	81832	SH	SOLE	NONE	0	0	81832
POTASH CORP.		COM	73755L107	5343	116930	SH	SOLE	NONE	0	0	116930
FREEPORT MCMORAN	COM	35671D782	5180	136170	SH	SOLE	NONE	0	0	136170
McDONALD'S		COM	580135101	5150	52500	SH	SOLE	NONE	0	0	52500
CELGENE			COM	151020104	5103	65825	SH	SOLE	NONE	0	0	65825
RANGE RESOURCES		COM	75281A109	4976	85595	SH	SOLE	NONE	0	0	85595
SDS: S&P 500 ultra-shortCOM	74347R883	4230	280300	SH	SOLE	NONE	0	0	280300
WALT DISNEY CO.		COM	254687106	4070	92957	SH	SOLE	NONE	0	0	92957
AKAMAI TECHNOLOGIES	COM	00971t101	3817	104010	SH	SOLE	NONE	0	0	104010
TEVA PHARMACEUTICAL	COM	881624209	3669	81425	SH	SOLE	NONE	0	0	81425
ARCELOR MITTAL		COM	03938L104	3633	189930	SH	SOLE	NONE	0	0	189930
TBT: US T-BOND Short	COM	734347R2976	3120	152550	SH	SOLE	NONE	0	0	152550
A T & T			COM	00206R102	3070	98290	SH	SOLE	NONE	0	0	98290
CLEAN ENERGY FUELS	COM	184499101	2912	136825	SH	SOLE	NONE	0	0	136825
MERRILL LYNCH 6.45% C11	COM	590199204	2464	104150	SH	SOLE	NONE	0	0	104150
FAX: ABERDEEN- ASIA	COM	3009107		2272	311600	SH	SOLE	NONE	0	0	311600
WELLS FARGO 6.375%  C12	COM	92978X201	1737	68800	SH	SOLE	NONE	0	0	68800
VERIZON COMMUNICATIONS	COM	92343V104	1488	38923	SH	SOLE	NONE	0	0	38923
CARRIZO OIL & GAS	COM	144577103	1201	42500	SH	SOLE	NONE	0	0	42500
US BANCORP 6.50%	COM	902973833	2092	76950	SH	SOLE	NONE	0	0	76950
MORGAN STANLEY 6.6% C11	COM	61750K208	1061	43637	SH	SOLE	NONE	0	0	43637
HASBRO INC		COM	418056107	1040	28325	SH	SOLE	NONE	0	0	28325
KKR FIN'L 8.375% C16	COM	48248A405	980	37000	SH	SOLE	NONE	0	0	37000
CITIGROUP 6.10% C08	COM	173064205	856	35450	SH	SOLE	NONE	0	0	35450
BIOTECHNOLOGY INDEX FUN	COM	3.37E+207	628	14865	SH	SOLE	NONE	0	0	14865
COMCAST 6.25%		COM	20030N507	566	22389	SH	SOLE	NONE	0	0	22389
AEGON 3mo+87.50 bps C10	COM	7924509		513	23500	SH	SOLE	NONE	0	0	23500
METLIFE 3mo+100bps C10	COM	59156R504	485	19800	SH	SOLE	NONE	0	0	19800
ARMOUR RESIDENTIAL REIT	COM	42315101	405	60000	SH	SOLE	NONE	0	0	60000
ALLIANZ SE DEBT 8.375%	COM	18805200	402	15500	SH	SOLE	NONE	0	0	15500
WELLS FARGO 7.875% C13	COM	94985V202	276	10600	SH	SOLE	NONE	0	0	10600
GENERAL ELECTRIC	COM	369604103	241	12000	SH	SOLE	NONE	0	0	12000
BANK OF AMERICA 7% C07	COM	5.52E+07	231	9300	SH	SOLE	NONE	0	0	9300
WELLS FARGO BANK	COM	949746101	230	6738	SH	SOLE	NONE	0	0	6738
IGM:GOLDMAN SACHS TECH	COM	464287549	213	3013	SH	SOLE	NONE	0	0	3013








